SEMI-ANNUAL REPORT AS OF
DECEMBER 31, 1997 (UNAUDITED)


SEI LIQUID
ASSET TRUST



================================================================================
Treasury Securities Portfolio
================================================================================
Government Securities Portfolio
================================================================================
Prime Obligation Portfolio
================================================================================



[Logo Omitted]

TABLE OF CONTENTS
================================================================================

STATEMENT OF NET ASSETS ................................................  2
STATEMENT OF OPERATIONS ................................................  6
STATEMENT OF CHANGES IN NET ASSETS .....................................  7
FINANCIAL HIGHLIGHTS ...................................................  9
NOTES TO FINANCIAL STATEMENTS .......................................... 10

STATEMENT OF NET ASSETS
================================================================================
SEI LIQUID ASSET TRUST--DECEMBER 31, 1997 (UNAUDITED)


TREASURY SECURITIES PORTFOLIO
------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 17.9%
   U.S. Treasury Notes
      5.125%, 02/28/98             $  14,000      $ 13,985
      5.125%, 03/31/98                15,000        14,980
      6.125%, 03/31/98                15,000        15,014
      5.875%, 04/30/98                19,000        18,999
      6.125%, 08/31/98                13,500        13,529
      6.000%, 09/30/98                13,000        13,021
      5.875%, 10/31/98                30,000        30,044
      5.125%, 12/31/98                14,000        13,920
      5.750%, 12/31/98                14,000        14,003
                                                  --------
Total U.S. Treasury Obligations
   (Cost $147,495)                                 147,495
                                                  --------
REPURCHASE AGREEMENTS -- 82.3%
   BZW (A)
     6.50%, dated 12/31/97, matures
     01/02/98, repurchase price
     $160,057,778 (collateralized
     by U.S. Treasury STRIPS,
     ranging in par value
     $34,500,000-$74,080,000,
     08/15/20-11/15/21; with total
     market value $163,200,832)      160,000       160,000
   Greenwich Capital Markets (A)
     6.75%, dated 12/31/97, matures
     01/02/98, repurchase price
     $93,034,875 (collateralized
     by U.S. Treasury Notes, ranging
     in par value $13,870,000-
     $80,590,000, 12/31/99,
     5.625%-7.750%; with
     total market value $94,863,146)  93,000        93,000
   Lanston (A)
     6.50%, dated 12/31/97, matures
     01/02/98, repurchase price
     $10,003,611 (collateralized
     by U.S. Treasury Note, par value
     $10,112,000, 6.125%, matures
     05/15/98; with total market
     value $10,202,635)               10,000        10,000
   Lehman Brothers (A)
     6.57%, dated 12/31/97, matures
     01/02/98, repurchase price
     $26,003,488 (collateralized
     by  U.S. Treasury STRIPS,
     ranging in par value
     $18,278,000-$24,485,000,
     11/15/00-11/15/15; with total
     market value $27,106,348)        25,994        25,994

------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   Morgan Stanley (A)
     7.525%, dated 12/31/97,
     matures 01/02/98, repurchase
     price $75,031,354
     (collateralized by U.S.
     Treasury obligations,
     par value $114,000-
     $56,420,000, 5.00%-8.875%,
     02/15/99-08/15/17; with
     total market value
     $76,500,708)                  $  75,000     $  75,000
   Paribus (A)
     6.75%, dated 12/31/97,
     matures 01/02/98, repurchase
     price $170,063,750
     (collateralized by U.S.
     Treasury Notes, par value
     $9,010,000-$50,000,000,
     5.658%-7.250%, 02/15/98-
     02/28/01; with total
     market value $173,244,589)      170,000       170,000
   Salomon Brothers (A)
     6.75%, dated 12/31/97,
     matures 01/02/98, repurchase
     price $145,054,375
     (collateralized by U.S.
     Treasury Note, par value
     $146,832,000, 5.625%,
     matures 10/31/99; with
     total market value
     $147,949,194)                   145,000       145,000
                                                  --------
Total Repurchase Agreements
   (Cost $678,994)                                 678,994
                                                  --------
Total Investments -- 100.2%
   (Cost $826,489)                                 826,489
                                                  --------
OTHER ASSETS AND LIABILITIES -- (0.2%)
   Other Assets and Liabilities, Net                (1,973)
                                                  --------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited  authorization
   -- no par value) based on
   824,307,470 outstanding shares
   of beneficial interest                          824,307
Portfolio Shares of Class D
   (unlimited  authorization
   -- no par value) based on
   232,501 outstanding shares of
   beneficial interest                                 232
Undistributed net investment income                    246
Accumulated net realized loss
   on investments                                     (269)
                                                  --------
Total Net Assets -- 100.0%                        $824,516
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                        $1.00
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                        $1.00
                                                  ========
(A) TRI-PARTY REPURCHASE AGREEMENT
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


GOVERNMENT SECURITIES PORTFOLIO
------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 89.7%
   FHLB
      5.707%, 02/27/98              $  4,750     $   4,710
   FHLMC
      5.731%, 02/13/98                25,000        24,833
   FHLMC MTN
      5.630%, 01/23/98                20,000        19,996
   FNMA
      5.779%, 03/12/98                15,000        14,836
      5.756%, 03/13/98                15,000        14,834
      5.777%, 03/13/98                13,148        13,002
      5.747%, 03/30/98                10,000         9,864
   SLMA (A)
      5.609%, 01/05/98                22,000        22,000
      5.619%, 01/05/98                15,400        15,400
      5.779%, 01/05/98                 8,000         8,001
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $147,476)                                 147,476
                                                  --------
REPURCHASE AGREEMENTS -- 10.4%
   Lehman Brothers (B)
     6.57%, dated 12/31/97,
     matures 01/02/98, repurchase
     price $2,052,749
     (collateralized by U.S.
     Treasury STRIPS, par value
     $6,258,000, 11/15/15;
     with total market value
     $2,175,469)                       2,052         2,052
   Morgan Stanley (C)
     7.70%, dated 12/31/97,
     matures 01/02/98, repurchase
     price $15,006,417
     (collateralized by FHLMC,
     par value $2,254,287-
     $4,101,633, 6.500%-9.500%
     01/01/04-08/01/20; with total
     market value $15,535,144)        15,000        15,000
                                                  --------
Total Repurchase Agreements
   (Cost $17,052)                                   17,052
                                                  --------
Total Investments -- 100.1%
   (Cost $164,528)                                 164,528
                                                  --------
OTHER ASSETS AND LIABILITIES -- (0.1%)
   Other Assets and Liabilities, Net                  (134)
                                                  --------

-------------------------------------------------------------

DESCRIPTION                                      VALUE (000)
-------------------------------------------------------------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 164,432,196 outstanding
   shares of beneficial interest                  $164,432
Overdistributed net investment income                   (4)
Accumulated net realized loss
   on investments                                      (34)
                                                  --------
Total Net Assets -- 100.0%                        $164,394
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share                                   $1.00
                                                  ========
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997. THE MATURITY DATE SHOWN IS THE RESET DATE.
(B) TRI-PARTY REPURCHASE AGREEMENT
(C) TERM REPURCHASE AGREEMENT
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SLMA -- STUDENT LOAN MARKETING ASSOCIATION
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI LIQUID ASSET TRUST--DECEMBER 31, 1997 (UNAUDITED)


PRIME OBLIGATION PORTFOLIO
-------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------
COMMERCIAL PAPER -- 64.8%
BANKS -- 2.4%
   NationsBank Corporation
      5.710%, 03/13/98               $10,000      $  9,887
   NationsBank of North America
      5.670%, 03/20/98                15,000        14,816
                                                  --------
                                                    24,703
                                                  --------
FINANCIAL SERVICES -- 59.7%
   American General Finance
      5.710%, 03/20/98                15,000        14,814
   Aon Corporation
      6.650%, 01/13/98                10,000         9,978
      5.770%, 03/09/98                10,500        10,387
      5.940%, 03/18/98                10,000         9,878
   Associates of North America
      5.520%, 01/30/98                15,000        14,933
      5.580%, 02/24/98                15,000        14,874
   Avco Financial Service
      5.710%, 03/04/98                11,500        11,387
   Beneficial Corporation
      5.580%, 02/24/98                10,000         9,916
      5.720%, 03/03/98                15,000        14,855
   Centric Capital Corporation (B)
      5.950%, 02/23/98                20,000        19,825
   Centric Funding
      5.550%, 01/02/98                 7,000         6,999
   Cigna Corporation
      5.940%, 01/21/98                27,000        26,911
   Clipper Receivables Corporation (B)
      5.830%, 02/17/98                27,000        26,795
   Commoloco
      5.610%, 03/16/98                 3,500         3,460
      5.600%, 04/15/98                10,000         9,838
   Corporate Receivable Corporation (B)
      5.830%, 02/04/98                10,000         9,945
   Delaware Funding Corporation
      5.950%, 01/16/98                15,000        14,963
      5.770%, 02/17/98                15,000        14,887
   Enterprise Funding Corporation
      5.880%, 01/30/98                14,510        14,441
      5.580%, 02/11/98                 6,257         6,217
   Fcar Owner Trust
      5.710%, 03/06/98                27,000        26,726
   Fleet Funding (B)
      5.950%, 01/30/98                10,368        10,318
   General Electric Capital Corporation
      5.670%, 03/16/98                10,000         9,884
      5.580%, 04/15/98                18,000        17,710
   General Motors Acceptance
     Corporation
      5.560%, 01/14/98                10,000         9,980
      5.575%, 03/16/98                10,000         9,885
      5.740%, 03/20/98                12,000        11,855

-------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
-------------------------------------------------------------
   General Re
      5.760%, 03/27/98               $15,000     $  14,796
   Island Finance PR
      5.560%, 01/28/98                 6,000         5,975
      5.900%, 02/12/98                 3,750         3,724
      5.700%, 02/27/98                10,000         9,910
   J.P. Morgan
      5.720%, 03/23/98                18,500        18,262
   Kitty Hawk Funding (B)
      5.750%, 03/02/98                27,000        26,741
   Metlife Funding
      5.680%, 03/03/98                20,149        19,955
   Morgan Stanley Dean
     Witter Discovery
      5.780%, 02/17/98                27,000        26,796
   New Center Asset Trust
      5.780%, 03/16/98                27,000        26,679
   Park Avenue Receivables (B)
      5.710%, 02/13/98                23,096        22,939
   Prefco
      5.800%, 02/18/98                10,000         9,923
   Prudential Funding
      5.550%, 01/20/98                20,000        19,941
      5.700%, 03/16/98                10,000         9,883
   Safeco Credit Corporation
      5.780%, 03/12/98                 5,000         4,944
      5.760%, 03/16/98                10,000         9,882
                                                  --------
                                                   592,011
                                                  --------
FOOD, BEVERAGE & TOBACCO -- 2.7%
   Colgate-Palmolive Company
      5.700%, 03/04/98                27,000        26,735
                                                  --------
Total Commercial Paper
   (Cost $643,449)                                 643,449
                                                  --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.5%
   FNMA (A)
      5.609%, 01/05/98                30,000        30,000
   SLMA (A)
      5.629%, 01/05/98                 7,000         7,000
      5.619%, 01/05/98                24,000        24,000
      5.639%, 01/05/98                23,000        23,001
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $84,001)                                   84,001
                                                  --------
CERTIFICATES OF DEPOSIT -- 10.1%
   Bankers Trust
      6.000%, 12/10/98                10,000        10,000
   Chase Manhattan Bank
      5.710%, 03/05/98                10,000        10,000
   Comerica Bank
      5.970%, 10/27/98                15,000        14,995

================================================================================


------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
   First of America Bank MI
      5.950%, 01/12/98               $25,000     $  25,000
   Key Bank of North America
      5.900%, 09/17/98                10,000         9,994
   Regions Bank
      5.820%, 04/17/98                10,000        10,001
   Wilmington Trust
      5.850%, 04/15/98                15,000        15,000
      5.850%, 05/29/98                 5,000         5,000
                                                  --------
Total Certificates of Deposit
   (Cost $99,990)                                   99,990
                                                  --------
BANK NOTE -- 0.5%
   Morgan Guaranty Trust of NY
      5.965%, 06/22/98                 5,000         4,999
                                                  --------
Total Bank Note
   (Cost $4,999)                                     4,999
                                                  --------
FLOATING RATE INSTRUMENTS -- 10.1%
   Allstate (A)
      5.788%, 01/01/98                10,000        10,000
   Asset Backed Securities
     Investors Trust 97-E (A)
      5.981%, 08/17/98                13,700        13,700
   People's Security Funding
     Agreement (A) (B)
      5.880%, 01/01/98                25,000        25,000
   PNC Bank N.A. (A)
      5.600%, 09/23/98                20,000        19,990
   SMM-Trust 97-L (A) (B)
      6.000%, 05/29/98                10,000        10,000
   Travelers Insurance (A) (B)
      5.808%, 01/02/98                14,000        14,000
      5.956%, 04/01/98                 7,000         7,000
                                                  --------
Total Floating Rate Instruments
   (Cost $99,690)                                   99,690
                                                  --------
CORPORATE BOND -- 0.8%
   Travelers Group
      5.750%, 04/15/98                 7,500         7,499
                                                  --------
Total Corporate Bond
   (Cost $7,499)                                     7,499
                                                  --------
------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000) VALUE (000)
------------------------------------------------------------
REPURCHASE AGREEMENT -- 5.3%
   Lehman Brothers (C)
     6.80%, dated 12/31/97
     matures 01/02/98, repurchase
     price $52,419,796
     (collateralized by FNMA's,
     ranging in par value
     $21,610,000-$38,755,000,
     6.600%-8.000%,
     12/18/15-08/18/21; with
     total market value $53,427,443)  $52,400     $ 52,400
                                                  --------
Total Repurchase Agreement
   (Cost $52,400)                                   52,400
                                                  --------
Total Investments -- 100.1%
   (Cost $992,028)                                 992,028
                                                  --------
OTHER ASSETS AND LIABILITIES -- (0.1%)
   Other Assets and Liabilities, Net                (1,175)
                                                  --------
NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 990,881,095 outstanding
   shares of beneficial interest                   990,879
Undistributed net investment income                     55
Accumulated net realized loss
   on investments                                      (81)
                                                  --------
Total Net Assets -- 100.0%                        $990,853
                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share                                   $1.00
                                                  ========
(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTION THE THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 1997. THE MATURITY DATE SHOWN IS THE RESET DATE.
(B) PRIVATE PLACEMENT
(C) TERM REPURCHASE AGREEMENT
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA -- STUDENT LOAN MARKETING ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS (000)
====================================================================================================================================
SEI LIQUID ASSET TRUST--FOR THE PERIOD ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                           ------------      ------------     ------------
                                                             TREASURY         GOVERNMENT          PRIME
                                                            SECURITIES        SECURITIES       OBLIGATION
                                                             PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                           ------------      ------------     -------------
Interest Income                                              $19,907            $4,100           $26,327
                                                             -------            ------           -------
EXPENSES:
   Management fee                                              1,488               310             1,932
   Less management fees waived                                  (141)              (26)             (161)
   Investment advisory fee                                       129                24               159
   Shareholder servicing fee -- Class A                          885               185             1,151
   Less shareholder servicing fee waived -- Class A             (885)             (185)           (1,151)
   Distribution fee -- Class D                                    --                --                --
   Less distribution fee waived -- Class D                        --                --                --
   Custodian/wire agent fees                                      33                 9                45
   Professional fees                                              19                 5                25
   Trustee fees                                                    4                 1                 5
   Printing                                                        3                --                 2
   Insurance                                                       2                --                 3
   Rating                                                          9                --                --
   Miscellaneous                                                   9                 2                 9
                                                             -------            ------           -------
   Total expenses                                              1,555               325             2,019
                                                             -------            ------           -------
NET INVESTMENT INCOME                                         18,352             3,775            24,308
                                                             -------            ------           -------
   Net realized gain from security transactions                   --                 1                24
                                                             -------            ------           -------
NET INCREASE IN NET ASSETS FROM OPERATIONS                   $18,352            $3,776           $24,332
                                                             =======            ======           =======


     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (000)
====================================================================================================================================
SEI LIQUID ASSET TRUST--FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997 (UNAUDITED) AND THE YEAR ENDED JUNE 30, 1997

                                                                       ------------------------         -----------------------
                                                                               TREASURY                         GOVERNMENT
                                                                              SECURITIES                        SECURITIES
                                                                               PORTFOLIO                        PORTFOLIO
                                                                       ------------------------         -----------------------
                                                                        07/01/97-    07/01/96-           07/01/97-   07/01/96-
                                                                        12/31/97     06/30/97            12/31/97    06/30/97
                                                                       ------------------------         -----------------------
OPERATIONS:
     Net investment income                                              $   18,352  $   36,212          $   3,775     $   8,541
     Net realized gain (loss) from security transactions                        --        (121)                 1            --
                                                                        ----------  ----------          ---------     ---------
     Net increase in net assets resulting from operations                   18,352      36,091              3,776         8,541
                                                                        ----------  ----------          ---------     ---------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                               (18,346)    (36,201)            (3,775)       (8,541)
     Class D                                                                    (6)        (11)                --            --
                                                                        ----------  ----------          ---------     ---------
   Total dividends distributed                                             (18,352)    (36,212)            (3,775)       (8,541)
                                                                        ----------  ----------          ---------     ---------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from shares issued                                         2,380,449   4,199,778            695,706       830,772
     Reinvestment of cash distributions                                        355         663                953           818
     Cost of shares redeemed                                            (2,262,752) (4,326,481)          (680,872)     (852,117)
                                                                        ----------  ----------          ---------     ---------
     Increase (decrease) in net assets derived from
       Class A transactions                                                118,052    (126,040)            15,787       (20,527)
                                                                        ----------  ----------          ---------     ---------
   Class D:
     Proceeds from shares issued                                                71         230                 --            --
     Reinvestment of cash distributions                                          5          10                 --            --
     Cost of shares redeemed                                                   (60)       (243)                --            --
                                                                        ----------  ----------          ---------     ---------
     Increase (decrease) in net assets derived from
       Class D transactions                                                     16          (3)                --            --
                                                                        ----------  ----------          ---------     ---------
   Net increase (decrease) in net assets derived from
       capital share transactions                                          118,068    (126,043)            15,787       (20,527)
                                                                        ----------  ----------          ---------     ---------
       Net increase (decrease) in net assets                               118,068    (126,164)            15,788       (20,527)
                                                                        ----------  ----------          ---------     ---------
NET ASSETS:
   Beginning of Period                                                     706,448     832,612            148,606       169,133
                                                                        ----------  ----------          ---------     ---------
   End of Period                                                        $  824,516  $  706,448          $ 164,394     $ 148,606
                                                                        ==========  ==========          =========     =========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
====================================================================================================================================
SEI LIQUID ASSET TRUST--FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997 (UNAUDITED) AND FOR THE YEAR ENDED JUNE 30, 1997

                                                                                --------------------------
                                                                                           PRIME
                                                                                        OBLIGATION
                                                                                         PORTFOLIO
                                                                                --------------------------
                                                                                  07/01/97-     07/01/96-
                                                                                  12/31/97      06/30/97
                                                                                --------------------------
OPERATIONS:
     Net investment income                                                      $   24,308    $   41,823
     Net realized gain (loss) from security transactions                                24           (40)
                                                                                ----------    ----------
     Net increase in net assets resulting from operations                           24,332        41,783
                                                                                ----------    ----------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                       (24,308)      (41,821)
     Class D                                                                            --            --
                                                                                ----------    ----------
   Total dividends distributed                                                     (24,308)      (41,821)
                                                                                ----------    ----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from shares issued                                                 3,190,927     6,067,983
     Reinvestment of cash distributions                                              6,674        10,339
     Cost of shares redeemed                                                    (3,030,042)   (6,002,866)
                                                                                ----------    ----------
     Increase in net assets derived from Class A transactions                      167,559        75,456
                                                                                ----------    ----------
   Class D:
     Proceeds from shares issued                                                        --            --
     Reinvestment of cash distributions                                                 --            --
     Cost of shares redeemed                                                            --            --
                                                                                ----------    ----------
     Increase in net assets derived from Class D transactions                           --            --
                                                                                ----------    ----------
   Net increase in net assets derived
     from capital share transactions                                               167,559        75,456
                                                                                ----------    ----------
       Net increase in net assets                                                  167,583        75,418
                                                                                ----------    ----------
NET ASSETS:
   Beginning of Period                                                             823,270       747,852
                                                                                ----------    ----------
   End of Period                                                                $  990,853    $  823,270
                                                                                ==========    ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
====================================================================================================================================
SEI LIQUID ASSET TRUST-- FOR THE PERIODS ENDED JUNE 30 AND THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997 (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                                                                         RATIO OF
                                                                                                              RATIO OF     NET
                                                                                                   RATIO OF   EXPENSES    INVEST-
                                                      DISTRI-     NET                    RATIO OF    NET         TO        MENT
                                           DISTRI-    BUTIONS    ASSET            NET    EXPENSES   INVEST-   AVERAGE    INCOME TO
        NET ASSET           REALIZED AND   BUTIONS     FROM      VALUE           ASSETS     TO      MENT TO     NET       AVERAGE
          VALUE       NET    UNREALIZED    FROM NET   REALIZED    END            END OF   AVERAGE   AVERAGE    ASSETS   NET ASSETS
        BEGINNING INVESTMENT GAINS ON     INVESTMENT  CAPITAL     OF     TOTAL   PERIOD     NET       NET    (EXCLUDING (EXCLUDING
        OF PERIOD   INCOME   SECURITIES     INCOME     GAINS     PERIOD RETURN   (000)     ASSETS   ASSETS    WAIVERS)   WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
-------------------
TREASURY SECURITIES
-------------------
CLASS A
  1997+    $1.00     $0.03      --          $(0.03)     --      $1.00    5.28%* $  824,284  0.44%*    5.18%*     0.73%*     4.89%*
  1997      1.00      0.05      --           (0.05)     --       1.00    5.10      706,232  0.44      4.98       0.74       4.68
  1996      1.00      0.05      --           (0.05)     --       1.00    5.37      832,393  0.44      5.27       0.52       5.19
  1995      1.00      0.05      --           (0.05)     --       1.00    5.05    1,254,888  0.44      4.93       0.54       4.83
  1994      1.00      0.03      --           (0.03)     --       1.00    3.00    1,501,510  0.44      2.91       0.51       2.84
  1993      1.00      0.03      --           (0.03)     --       1.00    3.03    2,219,701  0.44      2.99       0.50       2.93
  1992      1.00      0.05      --           (0.05)     --       1.00    4.69    2,304,153  0.44      4.60       0.50       4.50
  1991      1.00      0.07      --           (0.07)     --       1.00    7.04    2,248,497  0.44      6.80       0.47       6.80
  1990      1.00      0.08      --           (0.08)     --       1.00    8.41    2,076,845  0.44      8.10       0.45       8.10
  1989      1.00      0.08      --           (0.08)     --       1.00    8.51    2,318,763  0.44      8.20       0.44       8.20
  1988      1.00      0.06      --           (0.06)     --       1.00    6.56    2,671,802  0.44      6.40       0.44       6.40
CLASS D
  1997+    $1.00     $0.02      --          $(0.02)     --      $1.00    4.92%* $      232  0.79%*    4.84%*     1.08%*     4.55%*
  1997      1.00      0.05      --           (0.05)     --       1.00    4.73          216  0.79      4.64       1.09       4.34
  1996      1.00      0.05      --           (0.05)     --       1.00    5.01          219  0.79      4.92       0.87       4.84
  1995      1.00      0.05      --           (0.05)     --       1.00    4.69        9,798  0.79      5.15       0.89       5.05
  1994(1)   1.00      0.01      --           (0.01)     --       1.00    0.50**         23  0.79*     3.23*      0.98*      3.04*
---------------------
GOVERNMENT SECURITIES
---------------------
CLASS A
  1997+    $1.00     $0.03      --          $(0.03)     --      $1.00    5.20%* $  164,394  0.44%*    5.11%*     0.73%*     4.82%*
  1997      1.00      0.05      --           (0.05)     --       1.00    5.09      148,606  0.44      4.98       0.71       4.71
  1996      1.00      0.05      --           (0.05)     --       1.00    5.30      169,133  0.44      5.19       0.54       5.09
  1995      1.00      0.05      --           (0.05)     --       1.00    5.18      200,768  0.44      5.04       0.53       4.95
  1994      1.00      0.03      --           (0.03)     --       1.00    3.04      255,554  0.44      2.96       0.51       2.89
  1993      1.00      0.03      --           (0.03)     --       1.00    3.05      507,832  0.44      3.00       0.50       2.94
  1992      1.00      0.05      --           (0.05)     --       1.00    4.72      399,938  0.44      4.60       0.50       4.60
  1991      1.00      0.07      --           (0.07)     --       1.00    7.08      520,187  0.44      6.80       0.48       6.70
  1990      1.00      0.08      --           (0.08)     --       1.00    8.48      368,318  0.44      8.10       0.45       8.10
  1989      1.00      0.08      --           (0.08)     --       1.00    8.69      467,056  0.44      8.30       0.46       8.30
  1988      1.00      0.07      --           (0.07)     --       1.00    6.83      523,274  0.44      6.70       0.44       6.70
----------------
PRIME OBLIGATION
----------------
CLASS A
  1997+    $1.00     $0.03      --          $(0.03)     --      $1.00    5.38%* $  990,853  0.44%*    5.28%*     0.72%*     5.00%*
  1997      1.00      0.05      --           (0.05)     --       1.00    5.20      823,270  0.44      5.08       0.74       4.78
  1996      1.00      0.05      --           (0.05)     --       1.00    5.39      747,852  0.44      5.27       0.53       5.18
  1995      1.00      0.05      --           (0.05)     --       1.00    5.20      940,863  0.44      5.21       0.53       5.12
  1994      1.00      0.03      --           (0.03)     --       1.00    3.08      918,509  0.44      3.03       0.51       2.96
  1993      1.00      0.03      --           (0.03)     --       1.00    3.07    1,173,109  0.44      3.04       0.50       2.98
  1992      1.00      0.05      --           (0.05)     --       1.00    4.73    1,515,554  0.44      4.70       0.49       4.60
  1991      1.00      0.07      --           (0.07)     --       1.00    7.36    1,729,845  0.44      7.10       0.47       7.10
  1990      1.00      0.08      --           (0.08)     --       1.00    8.57    1,804,367  0.44      8.30       0.45       8.30
  1989      1.00      0.09      --           (0.09)     --       1.00    8.85    2,160,859  0.44      8.50       0.44       8.50
  1988      1.00      0.07      --           (0.07)     --       1.00    7.12    2,224,159  0.44      6.90       0.44       6.90

(1) TREASURY SECURITIES CLASS D COMMENCED OPERATIONS ON MAY 4, 1994.
 +  RATIOS FOR SEMI-ANNUAL PERIOD ENDED DECEMBER 31, 1997 (UNAUDITED).
 *  ANNUALIZED
**  NOT ANNUALIZED.
     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI LIQUID ASSET TRUST -- DECEMBER 31, 1997 (UNAUDITED)



1. ORGANIZATION
SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.
   The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with four portfolios: the Treasury Securities Portfolio, the Government Securities Portfolio, the Prime Obligation Portfolio, and the Money Market Portfolio (the "Portfolios"). The Trust is registered to offer Class A shares of the portfolios and Class D shares of the Treasury Securities Portfolio. As of December 31, 1997 the Money Market Portfolio had not commenced operations. The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust.
   SECURITY VALUATION--Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
   FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.
   REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the Portfolio's custodian bank until maturity of the repurchase agreement. The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements and procedures adopted by the Manager of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty.
    If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.
    DISCOUNT AND PREMIUM AMORTIZATION--All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
    EXPENSES--Expenses of the Trust which are not directly associated to a specific Portfolio are allocated on the basis of relative net asset value of the affected Portfolios.
    CLASSES--Class specific expenses, such as 12b-1 and transfer agent for Class D, are borne by that class. Income, expenses and realized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
    USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
    DISTRIBUTIONS--Distributions from ordinary income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences can be either temporary or permanent in nature, and may necessitate reclassifications between undistributed net investment income, undistributed net realized capital gains and/or additional paid in capital.
    For the fiscal year ended June 30, 1997, reclassifications from undistributed net realized capital gains to undistributed net investment income in the amounts of $246,319 and $53,182 were recorded for the Treasury Securities and Prime Obligation Portfolios respectively. For the Government Securities Portfolio, $4,444 was reclassified from undistributed investment income to net realized capital gains. These reclassifications between components of capital have no effect on net assets or net asset value per share.

================================================================================


   OTHER--Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Portfolios are distributed to the shareholders of the affected Portfolios annually.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Investments (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Portfolio. The Manager has agreed to bear certain expenses of the Trust so that the total expenses do not exceed .44% of average daily net assets annually.
   Wellington Management Company serves as the Investment Adviser of the Trust. For its services, the Investment Adviser receives an annual fee equal to .075% of the Trust's average daily net asset value up to $500 million and .02% of such net asset value in excess of $500 million. The fees of the Investment Adviser are paid monthly.
   SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services.
   The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .25% of the average daily net assets attributable to Class D shares will be paid to the Distributor. As of the period ending December 31, 1997, the Distributor is taking a fee under the Class D Plan of .20% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
   In addition, the Trust has entered into a separate Transfer Agent Agreement with respect to Class D shares under which DST Systems, Inc. is entitled to a fee of .15% of the average daily net assets of Class D plus out-of-pocket costs.

4. TRANSACTIONS WITH AFFILIATES
Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or the Distributor. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or the Distributor.
   An officer of the Trust is also a partner in the firm that serves as legal counsel. The Trust paid a total of $19,802 in legal fees for the period ending December 31, 1997.
   CoreStates N.A., which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.

5. CAPITAL LOSS CARRYOVERS
At June 30, 1997, the Portfolios had capital loss carryovers, to the extent provided in regulations, for Federal income tax purposes as follows:

Treasury Securities
  Portfolio:                      $148,751 expiring in 2005

Government Securities
  Portfolio:                       $16,296 expiring in 2002
                                     1,741 expiring in 2004
                                     7,997 expiring in 2005
Prime Obligation
  Portfolio:                       $59,535 expiring in 2000
                                     5,140 expiring in 2003
                                     9,189 expiring in 2005

As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ended June 30, 1998. No capital loss carryovers were utilized in the fiscal year ended June 30, 1997.

=======================
SEI LIQUID ASSET TRUST
=======================
SEMI-ANNUAL REPORT
=======================
DECEMBER 31, 1997



Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
David G. Lee
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER AND CHIEF FINANCIAL OFFICER
Marc H. Cahn
VICE PRESIDENT, ASSISTANT SECRETARY
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Joseph M. Lydon
VICE PRESIDENT, ASSISTANT SECRETARY
Barbara A. Nugent
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY
John H.Grady, Jr.
ASSISTANT SECRETARY

INVESTMENT ADVISER
Wellington Management Company

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Price Waterhouse LLP



THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION COMPANY, THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734

[Logo Omitted]

Investments
Distribution
Co.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-097-04